Share-Based Compensation Plans (Details) - Schedule of Number of Restricted Share Units Outstanding	12 Months Ended
	Dec. 31, 2023 shares	Dec. 31, 2022 shares
RSUs with time criteria [Member]
Schedule of Number of Restricted Share Units Outstanding [Line Items]
RSUs with time criteria, Beginning Balance	351,071
RSUs with time criteria, Settled	(124,036)	(20,983)
RSUs with time criteria, Ending Balance	784,725	351,071
RSUs with time criteria, Forfeited	(19,846)	(10,310)
RSUs with time criteria, Granted	577,536	382,364
PSUs with time and performance criteria [Member]
Schedule of Number of Restricted Share Units Outstanding [Line Items]
PSUs with time and performance criteria, Beginning Balance	140,583
RSUS with time and performance criteria Settled
PSUs with time and performance criteria, Ending Balance	375,137	140,583
PSUs with time and performance criteria, Forfeited	(47,129)
PSUs with time and performance criteria, Granted	281,683	140,583
DSUs [Member]
Schedule of Number of Restricted Share Units Outstanding [Line Items]
DSUs, Beginning Balance	46,576
DSUs, Settled
DSUs, Ending Balance	124,616	46,576
DSUs, Forfeited
DSUs, Granted	78,040	46,576
RSUs under the Historic Plan [Member] | RSUs with time criteria [Member]
Schedule of Number of Restricted Share Units Outstanding [Line Items]
RSUs with time criteria, Beginning Balance	973,338	1,363,501
RSUs with time criteria, Settled	(408,086)	(390,163)
RSUs with time criteria, Ending Balance	517,688	973,338
RSUs with time criteria, Forfeited	(47,564)
RSUs under the Historic Plan [Member] | RSUS with time and performance criteria [Member]
Schedule of Number of Restricted Share Units Outstanding [Line Items]
RSUS with time and performance criteria, Beginning Balance	124,080	124,080
RSUS with time and performance criteria, Settled
RSUS with time and performance criteria, Ending Balance	124,080	124,080
RSUS with time and performance criteria, Forfeited